Trade and other payables	12 Months Ended
Jun. 30, 2026
Trade and other payables
Trade and other payables
24	Trade and other payables

	2026	2025
	£’000	£’000
Trade payables	381,667	474,322
Other payables	4,518	12,660
Accrued expenses	59,182	57,204
Social security and other taxes	28,609	20,419
	473,976	564,605
Less: non-current portion
Trade payables	156,664	205,163
Other payables	—	196
Non-current trade and other payables	156,664	205,359
Current trade and other payables	317,312	359,246

(i)	Accounting policy

Trade and other payables are liabilities for goods and services provided to the Group prior to the end of the financial year which are unpaid. They are recognized initially at their fair value and subsequently measured at amortized cost using the effective interest method. They are classified as current liabilities if payment is due within one year or less. If not they are presented as non-current liabilities.

(ii)	Amounts included in trade payables

Trade payables include transfer fees and other associated costs in relation to the acquisition of registrations of £375,033,000 (2025: £447,131,000) of which £156,664,000 (2025: £205,163,000) is due after more than one year. Of the amount due after more than one year, £104,784,000 (2025: £140,093,000) is expected to be paid between 1 and 2 years, and the balance of £51,880,000 (2025: £65,070,000) is expected to be paid between 2 and 5 years.

(iii)	Amounts included in accrued expenses

Accrued expenses include £536,000 (2025: £923,000) related to share-based payment transactions expected to be cash-settled.

(iv)	Fair value of trade payables

Gross contractual trade payables pre discounting as at 30 June 2026 were £400,157,000 (2025: £501,195,000). The fair value of other payables is not materially different to their carrying amount.